Earnings/(loss) per Share (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Incremental shares	0	0